INCOME TAXES (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes provision and net income (loss) per share, If the tax exemption granted had not been available
Provision for income taxes expenses	$ 920,000	$ 668,000	$ (1,332,000)
Net income (loss) per ordinary share, if tax exemption granted had not been available
Basic (in dollars per share)	$ (0.07)	$ 0.05	$ (0.31)
Diluted (in dollars per share)	$ (0.07)	$ 0.05	$ (0.31)
No Tax Holidays In Effect
Income taxes provision and net income (loss) per share, If the tax exemption granted had not been available
Provision for income taxes expenses	$ 10,766,000	$ 4,840,000	$ 9,968,000
Net income (loss) per ordinary share, if tax exemption granted had not been available
Basic (in dollars per share)	$ (0.07)	$ 0.05	$ (0.04)
Diluted (in dollars per share)	$ (0.07)	$ 0.04	$ (0.04)